Schedule of Stock Option Activity (Details) - USD ($)		12 Months Ended
	Feb. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 1.95
Unit expiration date	Feb. 05, 2029
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant beginning balance		10,455	10,455
Shares available for grant beginning balance		17,283	17,283
Weighted average exercise price beginning balance		$ 8.20	$ 8.20
Weighted average remaining contractual life years		2 years 9 months 18 days	2 years 4 months 24 days	3 years 4 months 24 days
Aggregate intrinsic value, beginning balance		$ 944,544	$ 944,544
Shares available for grant, granted		1,050,000
Shares available for grant, granted		1,050,000
Weighted average exercise price granted		$ 1.95
Shares available for grant forfeited cancelled		(48,718)
Shares available for grant forfeited cancelled		(48,718)
Weighted average exercise price exercised		$ (1.95)
Shares available for grant forfeited cancelled
Shares available for grant forfeited cancelled
Weighted average exercise price forfeited cancelled
Weighted average remaining contractual granted		4 years 1 month 6 days
Weighted average exercise price exercised		$ 1.95
Shares available for grant ending balance		1,011,737	10,455	10,455
Shares available for grant ending balance		1,018,565	17,283	17,283
Weighted average exercise price beginning balance		$ 2.00	$ 8.20	$ 8.20
Aggregate intrinsic value, beginning balance		$ 944,544	$ 944,544	$ 944,544